Share based payments - Valuation (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subscription rights plans
Share-based compensation expenses for continuing operations.	€ 36,628	€ 62,003	€ 52,131
Discontinued Operations [Member]
Subscription rights plans
Share based compensation expense	€ 20,090	€ 26,503	€ 18,595
2023 BE allocated on May 2023
Subscription rights plans
Exercise Price	€ 35.97
Weighted average share price at acceptance date	38.53
Weighted average fair value at acceptance date	€ 16.61
Weighted average estimated volatility	36.89%
Weighted average expected life of the subscription rights (years)	6 years 1 month 20 days
Weighted average risk free rate (%)	2.77%
2023 RMV/ROW
Subscription rights plans
Exercise Price	€ 35.05
Weighted average share price at acceptance date	38.63
Weighted average fair value at acceptance date	€ 15.96
Weighted average estimated volatility	36.67%
Weighted average expected life of the subscription rights (years)	5 years 4 months 17 days
Weighted average risk free rate (%)	2.74%
2021 BE allocated on April 2021
Subscription rights plans
Exercise Price	€ 64.76
Weighted average share price at acceptance date	61.10
Weighted average fair value at acceptance date	€ 22.72
Weighted average estimated volatility	40.73%
Weighted average expected life of the subscription rights (years)	6 years 5 months 4 days
Weighted average risk free rate (%)	(0.21%)
2021 RMV/ROW allocated on April 2021
Subscription rights plans
Exercise Price	€ 64.76
Weighted average share price at acceptance date	61.10
Weighted average fair value at acceptance date	€ 20.68
Weighted average estimated volatility	40.61%
Weighted average expected life of the subscription rights (years)	5 years 4 months 9 days
Weighted average risk free rate (%)	(0.29%)
2022 (A) allocated on January 2022
Subscription rights plans
Exercise Price	€ 46.18
Weighted average share price at acceptance date	46.21
Weighted average fair value at acceptance date	€ 16.10
Weighted average estimated volatility	41.80%
Weighted average expected life of the subscription rights (years)	4 years 8 months 19 days
Weighted average risk free rate (%)	(0.13%)
2022 (B) allocated on January 2022
Subscription rights plans
Exercise Price	€ 50.00
Weighted average share price at acceptance date	56.67
Weighted average fair value at acceptance date	€ 24.53
Weighted average estimated volatility	40.80%
Weighted average expected life of the subscription rights (years)	5 years 11 months 12 days
Weighted average risk free rate (%)	0.67%
2022 BE allocated on May 2022
Subscription rights plans
Exercise Price	€ 57.46
Weighted average share price at acceptance date	51.64
Weighted average fair value at acceptance date	€ 20.73
Weighted average estimated volatility	42.59%
Weighted average expected life of the subscription rights (years)	6 years 4 months 13 days
Weighted average risk free rate (%)	1.33%
2022 RMV/ROW on May 2022
Subscription rights plans
Exercise Price	€ 57.46
Weighted average share price at acceptance date	51.64
Weighted average fair value at acceptance date	€ 18.92
Weighted average estimated volatility	42.65%
Weighted average expected life of the subscription rights (years)	5 years 4 months 9 days
Weighted average risk free rate (%)	1.26%
2022 BE/ROW allocated on August 2022
Subscription rights plans
Exercise Price	€ 51.58
Weighted average share price at acceptance date	44.55
Weighted average fair value at acceptance date	€ 17.07
Weighted average estimated volatility	41.75%
Weighted average expected life of the subscription rights (years)	5 years 8 months 4 days
Weighted average risk free rate (%)	2.70%